MASSMUTUAL PREMIER FUNDS

Supplement dated July 1, 2011 to the

Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for the Disciplined Value Fund found on page 46 in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.50%		.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.08%		.17%		.31%		.31%		.36%
Total Annual Fund Operating Expenses(1)	.58%		.67%		.81%		1.06%		1.36%
Fee Waiver	(.05%	)	(.05%	)	(.05%	)	(.05%	)	(.05%	)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.53%		.62%		.76%		1.01%		1.31%

(1)	Other expenses have been restated to reflect a decrease to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.

(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fees of the Fund through February 28, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$54	$177	$315	$718
Class Y	$63	$206	$365	$826
Class L	$78	$250	$441	$994
Class A	$672	$885	$1,118	$1,787
Class N	$233	$422	$737	$1,628
Class N (no redemption)	$133	$422	$737	$1,628

The following information replaces similar information for the Disciplined Growth Fund found on page 62 in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses	.08%		.17%		.31%		.31%
Total Annual Fund Operating Expenses(1)	.58%		.67%		.81%		1.06%
Fee Waiver	(.05%	)	(.05%	)	(.05%	)	(.05%	)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.53%		.62%		.76%		1.01%

(1)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.

(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fees of the Fund through February 28, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$54	$177	$315	$718
Class Y	$63	$206	$365	$826
Class L	$78	$250	$441	$994
Class A	$672	$885	$1,118	$1,787

The following information replaces similar information in the fourth paragraph under the heading Investment Adviser on page 107 in the section titled Management of the Funds:

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee ranges for each share class of the Funds are .0144% to .3360% for Class S shares; ..0644% to .3860% for Class Y shares; .2144% to .4500% for Class L and Class A shares; and .3085% to .4943% for Class N shares. The rate for Class Z shares of the Short-Duration Bond Fund and the Diversified Bond Fund is .0700%. The rate for Class Z shares of the Core Bond Fund and the Focused International Fund is .0600%.

The following information replaces similar information for Babson Capital Management LLC in the first full sentence under the heading Subadvisers and Portfolio Managers on page 107 in the section titled Management of the Funds:

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02210, manages the investments of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, Disciplined Value Fund, Enhanced Index Core Equity Fund and Disciplined Growth Fund.

The following information replaces the second paragraph found on page 113 in the section titled About the Classes of Shares – Class Z, S, Y, L, A and N Shares:

All Classes of a Fund may not be available in every state. Currently, only Class A shares of each Fund are available in Montana, Nebraska and New Hampshire.

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B3000M-11-04

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Disciplined Value Fund

Supplement dated July 1, 2011 to the

Summary Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.50%		.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.08%		.17%		.31%		.31%		.36%
Total Annual Fund Operating Expenses(1)	.58%		.67%		.81%		1.06%		1.36%
Fee Waiver	(.05%	)	(.05%	)	(.05%	)	(.05%	)	(.05%	)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.53%		.62%		.76%		1.01%		1.31%

(1)	Other expenses have been restated to reflect a decrease to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.

(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fees of the Fund through February 28, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$54	$177	$315	$718
Class Y	$63	$206	$365	$826
Class L	$78	$250	$441	$994
Class A	$672	$885	$1,118	$1,787
Class N	$233	$422	$737	$1,628
Class N (no redemption)	$133	$422	$737	$1,628

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Disciplined Growth Fund

Supplement dated July 1, 2011 to the

Summary Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses	.08%		.17%		.31%		.31%
Total Annual Fund Operating Expenses(1)	.58%		.67%		.81%		1.06%
Fee Waiver	(.05%	)	(.05%	)	(.05%	)	(.05%	)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.53%		.62%		.76%		1.01%

(1)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.

(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fees of the Fund through February 28, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$54	$177	$315	$718
Class Y	$63	$206	$365	$826
Class L	$78	$250	$441	$994
Class A	$672	$885	$1,118	$1,787

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-01

MASSMUTUAL PREMIER FUNDS

Supplement dated July 1, 2011 to the

Statement of Additional Information dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information replaces similar information found on page 40 under the heading Independent Trustees in the section titled Management of the Trust:

C. Ann Merrifield	Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 60
Trustee since 2004
Trustee of 32 portfolios in fund complex

Retired; Senior Vice President, Genzyme Business Excellence Initiative (2009-2011), President, Biosurgery (2003-2009), Executive Vice President, Biosurgery (2001-2003), President, Genetics (1997-2001), Genzyme Corporation; Director (2002-2007), Playtex Products, Inc.; Trustee (since 2005), MML Series Investment Fund II (open-end investment company).

The following information replaces similar information found on page 43 under the heading Additional Information About the Trustees in the section titled Management of the Trust:

C. Ann Merrifield—As trustee of a healthcare organization and a former partner of a consulting firm and investment officer at a large insurance company, Ms. Merrifield has experience with financial, regulatory and operational issues. She also has served as an audit committee member for a manufacturing company. Ms. Merrifield holds a BA and M. Ed. from the University of Maine and an MBA from Amos Tuck School of Business Administration at Dartmouth College.

Corine T. Norgaard resigned as an Independent Trustee effective April 30, 2011. Therefore, the information for Corine T. Norgaard found on pages 40 and 43 under the headings Independent Trustees and Additional Information About the Trustees in the section titled Management of the Trust is hereby deleted.

The following information replaces similar information in the second paragraph under the heading Affiliated Subadvisers on page 68 in the section titled Investment Adviser and Subadvisers:

MassMutual will pay Babson Capital a subadvisory fee equal to an annual rate of .10% of the average daily net assets of the Core Bond Fund, .09% of the average daily net assets of the fixed income portion of the Balanced Fund, .08% of the average daily net assets of the Short-Duration Bond Fund, .10% of the average daily net assets of the Diversified Bond Fund, .08% of the average daily net assets of the Inflation-Protected and Income Fund, .05% of the average daily net assets of the Money Market Fund and .20% of the average daily net assets of the High Yield Fund. For the Enhanced Index Core Equity Fund and the equity portion of the Balanced Fund, MassMutual will pay Babson Capital a subadvisory fee equal to an annual rate of .22% of the first $50 million of the average daily net assets of each Fund, .21% of the next $50 million of the average daily net assets of each Fund and .20% of the average daily net assets of each Fund over $100 million. For the Disciplined Value Fund and the Disciplined Growth Fund, MassMutual will pay Babson Capital a subadvisory fee equal to an annual rate of .25% of the first $50 million of the average daily net assets of each Fund, .21% of the next $50 million of the average daily net assets of each Fund, .17% of the next $650 million of the average daily net assets of each Fund and .14% of the average daily net assets of each Fund over $750 million. Subadvisory fees for the Enhanced Index Core Equity Fund, Disciplined Value Fund, Disciplined Growth Fund and the equity portion of the Balanced Fund are based on Aggregate Assets, which means the aggregate of (i) the average daily net assets of the Fund determined at the close of the NYSE on each day that the NYSE is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MassMutual or its affiliates, including other funds registered under the 1940 Act, for which Babson Capital provides investment advisory services, as agreed upon from time to time by MassMutual and Babson Capital, determined at the close of the NYSE on each day that the NYSE is open for trading.

The following information replaces similar information found on page 71 in the section titled Administrator and Sub-Administrator:

MassMutual has entered into an administrative services agreement (the “Administrative Services Agreement”) with the Trust, on behalf of each Fund, pursuant to which MassMutual is obligated to provide all necessary administrative and shareholder services and to bear some expenses of the Funds, such as federal and state registration fees. MassMutual may, at its expense, employ others to supply all or any part of the services to be provided to the Funds pursuant to the Administrative Services Agreement. The Trust, on behalf of each Fund, pays MassMutual an administrative services fee monthly at an annual rate based upon the average daily net assets of the applicable class of shares of the Funds which range from .3085% to .4943% for Class N shares; ..2144% to .4500% for Class A shares; .2144% to .4500% for Class L shares; .0144% to .3360% for Class S shares; .0644% to .3860% for Class Y shares and .0600% to .0700% for Class Z shares. MassMutual has entered into a sub-administration agreement with State Street Bank and Trust Company (“State Street”). As sub-administrator, State Street assists in many aspects of fund administration and is compensated by MassMutual for providing administrative services to the Funds.

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SAI B3000M-11-02